UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2025

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

ROBO Global® Healthcare Technology and Innovation ETF

Ticker: HTEC

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: October 31, 2024

This semi-annual shareholder report contains important information about the ROBO Global® Healthcare Technology and Innovation ETF (the "Fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
ROBO Global® Healthcare Technology and Innovation ETF	$36	0.68%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$53,439,320	70	$198,430	19%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	1.2%
Information Technology	1.5%
Consumer Staples	1.6%
Health Care	95.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Illumina	2.0%
Penumbra	1.9%
Axogen	1.9%
Natera	1.9%
Intuitive Surgical	1.9%
Incyte	1.8%
Vertex Pharmaceuticals	1.8%
Boston Scientific	1.8%
Stryker	1.8%
Revvity	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ROB-SA-TSR-2024-2

Exchange Traded Concepts Trust

ROBO Global® Robotics and Automation Index ETF

Ticker: ROBO

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: October 31, 2024

This semi-annual shareholder report contains important information about the ROBO Global® Robotics and Automation Index ETF (the "Fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
ROBO Global® Robotics and Automation Index ETF	$48	0.95%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,076,404,875	79	$5,633,631	16%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	0.8%
Short-Term Investment	4.6%
Health Care	9.7%
Information Technology	37.4%
Industrials	51.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Symbotic, Cl A	2.2%
IPG Photonics	2.0%
Celestica	1.9%
Intuitive Surgical	1.8%
NVIDIA	1.8%
Novanta	1.7%
John Bean Technologies	1.7%
Illumina	1.7%
Rockwell Automation	1.7%
FANUC	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ROB-SA-TSR-2024-3

Exchange Traded Concepts Trust

ROBO Global® Artificial Intelligence ETF

Ticker: THNQ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report: October 31, 2024

This semi-annual shareholder report contains important information about the ROBO Global® Artificial Intelligence ETF (the "Fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
ROBO Global® Artificial Intelligence ETF	$36	0.68%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$136,370,029	56	$493,619	21%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Real Estate	1.3%
Financials	1.3%
Industrials	1.4%
Materials	1.4%
Communication Services	5.7%
Health Care	6.1%
Consumer Discretionary	11.6%
Information Technology	71.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	2.8%
JD.com ADR	2.6%
Cloudflare, Cl A	2.4%
Alibaba Group Holding ADR	2.3%
Palo Alto Networks	2.3%
Crowdstrike Holdings, Cl A	2.3%
Arista Networks	2.3%
Ambarella	2.2%
Microsoft	2.2%
Autodesk	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-456-ROBO (7626)

  https://roboglobaletfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-456-ROBO (7626) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ROB-SA-TSR-2024-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF

ROBO Global® Robotics and Automation Index ETF

ROBO Global® Artificial Intelligence ETF

Semi-Annual Financials and Other Information

October 31, 2024

(Unaudited)

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Artificial Intelligence ETF

Table of Contents

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•   855-456-ROBO (7626)

•   https://roboglobaletfs.com/investor-materials

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.9%
China — 1.6%
Consumer Staples — 1.6%
JD Health International*	238,500	$852,837

Germany — 1.5%
Health Care — 1.5%
Siemens Healthineers	15,691	817,163

Italy — 1.7%
Health Care — 1.7%
DiaSorin	8,262	896,961

Japan — 2.2%
Health Care — 2.2%
PeptiDream*	32,600	607,378
Terumo	29,000	560,581
		1,167,959

Luxembourg — 1.3%
Health Care — 1.3%
Eurofins Scientific	13,744	674,137

Netherlands — 1.4%
Health Care — 1.4%
Koninklijke Philips*	29,183	764,180

Switzerland — 4.2%
Health Care — 4.2%
CRISPR Therapeutics*	18,700	867,493
Lonza Group	1,303	802,565
Tecan Group	2,262	570,274
		2,240,332

United Kingdom — 0.9%
Health Care — 0.9%
Smith & Nephew PLC	40,818	504,308

United States — 85.1%
Health Care — 82.4%
Abbott Laboratories	6,830	774,317
Agilent Technologies	5,875	765,571
Align Technology*	3,410	699,152
Description	Shares	Fair Value
United States — continued
Health Care — continued
Alnylam Pharmaceuticals*	1,922	$512,386
Arrowhead Pharmaceuticals*	39,260	754,970
Artivion*	31,720	835,188
Axogen*	72,826	1,019,564
Azenta*	16,859	692,736
Baxter International	14,542	519,149
Becton Dickinson	2,956	690,492
BioMarin Pharmaceutical*	7,782	512,756
Bio-Rad Laboratories, Cl A*	2,183	781,929
Boston Scientific*	11,330	951,947
Bristol-Myers Squibb	13,826	771,076
CareDx*	26,593	588,503
Catalent*	14,616	856,498
Charles River Laboratories International*	5,045	900,936
CONMED	8,567	584,612
Danaher	3,558	874,058
DexCom*	9,952	701,417
Edwards Lifesciences*	12,277	822,682
Exact Sciences*	12,192	840,395
Fulgent Genetics*	32,773	702,981
GE HealthCare Technologies	8,693	759,334
Glaukos*	5,575	737,294
Globus Medical, Cl A*	9,213	677,524
GRAIL*	47,821	648,931
Guardant Health*	39,959	874,303
Health Catalyst*	68,286	530,582
Hologic*	8,777	709,796
Illumina*	7,309	1,053,519
Incyte*	13,312	986,685
Integra LifeSciences Holdings*	32,547	610,582
Intuitive Surgical*	2,007	1,011,207
IQVIA Holdings*	3,571	734,983
iRhythm Technologies*	10,794	781,917
Masimo*	5,781	832,522
Medpace Holdings*	2,341	735,589
Moderna*	12,489	678,902
Natera*	8,388	1,014,612
Novocure*	47,187	716,299
Omnicell*	16,121	784,125
Penumbra*	4,463	1,021,447
QIAGEN	18,333	771,819
QuidelOrtho*	17,350	660,167
Regeneron Pharmaceuticals*	771	646,252

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
United States — continued
Health Care — continued
Revvity	7,889	$935,557
Roche Holding	2,200	681,600
STAAR Surgical*	29,252	848,015
Stryker	2,639	940,223
Tempus AI, Cl A*	15,493	691,298
Thermo Fisher Scientific	1,549	846,250
Twist Bioscience*	19,625	792,065
United Therapeutics*	1,973	737,843
Veeva Systems, Cl A*	2,878	601,013
Veracyte*	25,389	856,625
Vertex Pharmaceuticals*	2,024	963,384
		44,025,579

Information Technology — 1.5%
Novanta*	4,645	790,765

Materials — 1.2%
Ginkgo Bioworks Holdings*	85,589	652,188
		45,468,532

Total Common Stock
(Cost $63,826,950)		53,386,409

Total Investments — 99.9%
(Cost $63,826,950)		$53,386,409

Percentages are based on Net Assets of $53,439,320.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

Cl — Class

PLC — Public Limited Company

As of October 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
Canada — 3.6%
Industrials — 1.7%
ATS*	595,146	$17,816,595

Information Technology — 1.9%
Celestica*	298,424	20,398,033
		38,214,628

China — 2.9%
Industrials — 2.9%
Airtac International Group	603,760	16,846,487
Estun Automation, Cl A	2,305,840	4,912,627
Han’s Laser Technology Industry Group, Cl A	1,513,100	5,486,214
Shenzhen Inovance Technology, Cl A	502,500	3,912,998
		31,158,326

Finland — 2.5%
Industrials — 2.5%
Cargotec, Cl B	217,622	13,131,364
Kalmar, Cl B*	433,766	13,479,988
		26,611,352

France — 1.1%
Information Technology — 1.1%
Dassault Systemes	348,522	11,903,575

Germany — 7.3%
Industrials — 6.3%
Duerr	609,051	14,097,086
GEA Group	322,740	15,865,279
KION Group	256,528	9,925,696
Krones	114,200	14,828,110
Siemens	63,953	12,386,376
		67,102,547

Information Technology — 1.0%
Jenoptik	479,968	11,203,127
		78,305,674
Description	Shares	Fair Value
Japan — 18.8%
Industrials — 15.0%
Daifuku	866,100	$16,665,282
Daihen	235,900	10,004,359
FANUC	660,600	17,854,523
Fuji Machine Manufacturing	938,200	14,039,894
Harmonic Drive Systems	826,500	15,328,164
Mitsubishi Electric	789,300	12,371,270
Nabtesco(A)	733,900	12,037,743
Shibaura Machine	393,000	9,675,037
SMC	35,300	15,341,277
THK	701,700	11,815,923
Toyota Industries	169,200	11,979,793
Yaskawa Electric	476,300	13,930,192
		161,043,457

Information Technology — 3.8%
Keyence	33,700	15,437,952
Omron	324,400	12,990,908
Yokogawa Electric	584,900	13,193,608
		41,622,468
		202,665,925

Norway — 1.4%
Industrials — 1.4%
AutoStore Holdings(A)*	16,831,134	15,258,861

South Korea — 2.3%
Industrials — 1.4%
Doosan Robotics*	303,279	15,427,671

Information Technology — 0.9%
Koh Young Technology	1,212,723	9,649,057
		25,076,728

Sweden — 2.3%
Health Care — 0.9%
Elekta, Cl B(A)	1,663,244	9,963,873

Information Technology — 1.4%
Hexagon, Cl B	1,639,805	15,260,843
		25,224,716

Switzerland — 3.6%
Health Care — 0.8%
Tecan Group	32,144	8,103,842

Industrials — 2.8%
ABB	257,339	14,255,277

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value
Switzerland — continued
Industrials — continued
Kardex Holding	52,983	$16,114,871
		30,370,148
		38,473,990

Taiwan — 5.2%
Industrials — 1.6%
Hiwin Technologies	2,391,329	17,651,352

Information Technology — 3.6%
Advantech	1,268,758	12,671,740
Delta Electronics	982,125	12,383,848
Hon Hai Precision Industry	2,007,801	13,253,743
		38,309,331
		55,960,683

United Kingdom — 1.2%
Information Technology — 1.2%
Renishaw	310,224	12,563,390

United States — 47.5%
Consumer Discretionary — 0.8%
Aptiv*	150,183	8,534,900

Health Care — 8.0%
Azenta(A)*	320,804	13,181,836
Globus Medical, Cl A*	175,336	12,894,209
Illumina*	124,775	17,985,069
Intuitive Surgical*	38,252	19,272,888
Omnicell*	272,927	13,275,169
QIAGEN	247,480	10,418,908
		87,028,079

Industrials — 16.2%
3D Systems(A)*	3,021,574	9,064,722
Deere	34,997	14,162,936
Emerson Electric	152,541	16,515,614
GXO Logistics*	210,374	12,582,469
Joby Aviation(A)*	2,288,540	10,984,992
John Bean Technologies	162,261	18,079,121
Nordson	59,485	14,745,737
nVent Electric	158,122	11,791,158
Rockwell Automation	67,425	17,982,922
Schneider Electric	57,006	14,679,922
Stratasys(A)*	1,340,293	9,583,095
Symbotic, Cl A(A)*	842,522	23,413,686
		173,586,374
Description	Shares	Fair Value
United States — continued
Information Technology — 22.5%
Ambarella*	303,356	$17,045,574
Autodesk*	45,420	12,890,196
Cadence Design Systems*	51,781	14,297,770
Cognex	356,346	14,335,800
IPG Photonics*	261,317	21,156,224
Manhattan Associates*	54,008	14,223,547
Microchip Technology	146,131	10,721,631
Novanta*	107,149	18,241,046
NVIDIA	144,781	19,221,126
PTC*	78,334	14,517,640
QUALCOMM	77,596	12,630,301
Samsara, Cl A*	323,826	15,475,644
ServiceNow*	13,039	12,165,257
Teradyne	134,463	14,281,315
Trimble Navigation*	233,269	14,112,774
Zebra Technologies, Cl A*	45,009	17,192,087
		242,507,932
		511,657,285

Total Common Stock
(Cost $1,035,146,933)		1,073,075,133

SHORT-TERM INVESTMENT — 4.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares, 4.82%(B)(C)	49,841,557	49,841,557

Total Short-Term Investment
(Cost $49,841,557)		49,841,557

Total Investments — 104.3%
(Cost $1,084,988,490)		$1,122,916,690

Percentages are based on Net Assets of $1,076,404,875.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at October 31, 2024. The total value of securities on loan at October 31, 2024 was $55,504,412.

(B)      The rate shown is the 7-day effective yield as of October 31, 2024.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2024 (Unaudited) (Concluded)

(C)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $49,841,557. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $10,455,458.

Cl — Class

As of October 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

October 31, 2024 (Unaudited)

Sector Weightings

71.2% Information Technology
11.6% Consumer Discretionary
6.1% Health Care
5.7% Communication Services
1.4% Materials
1.4% Industrials
1.3% Financials
1.3% Real Estate
0.1% Short-Term Investment

Description	Shares	Fair Value
COMMON STOCK†† — 100.0%
Brazil — 1.6%
Consumer Discretionary — 1.6%
MercadoLibre*	1,036	$2,110,519

Canada — 2.0%
Information Technology — 2.0%
Shopify, Cl A*	34,750	2,717,798

China — 4.9%
Consumer Discretionary — 4.9%
Alibaba Group Holding ADR	32,361	3,170,731
JD.com ADR	87,030	3,535,158
		6,705,889

France — 1.3%
Information Technology — 1.3%
Dassault Systemes	53,659	1,832,693

Germany — 1.5%
Information Technology — 1.5%
Infineon Technologies	64,844	2,043,292

Israel — 1.8%
Information Technology — 1.8%
JFrog*	81,836	2,387,975

Taiwan — 7.6%
Information Technology — 7.6%
ASML Holding, Cl G	3,490	2,347,199
Global Unichip	75,710	2,918,285
MediaTek	62,448	2,514,292
Taiwan Semiconductor Manufacturing	82,045	2,637,527
		10,417,303

Description	Shares	Fair Value
United States — 79.3%
Communication Services — 5.7%
Alphabet, Cl A	16,814	$2,877,044
Meta Platforms, Cl A	4,475	2,539,920
Spotify Technology*	6,012	2,315,221
		7,732,185

Consumer Discretionary — 5.1%
Amazon.com*	13,935	2,597,484
Booking Holdings	471	2,202,514
Tesla*	8,925	2,229,911
		7,029,909

Financials — 1.3%
Fiserv*	9,130	1,806,827

Health Care — 6.1%
Illumina*	17,520	2,525,333
Tempus AI, Cl A*	45,205	2,017,047
Veeva Systems, Cl A*	7,467	1,559,334
Veracyte*	64,786	2,185,880
		8,287,594

Industrials — 1.4%
Verisk Analytics, Cl A	6,923	1,901,887

Information Technology — 57.0%
Adobe*	3,549	1,696,706
Advanced Micro Devices*	20,665	2,977,206
Ambarella*	54,487	3,061,624
Analog Devices	13,135	2,930,550
Arista Networks*	7,978	3,083,018
Autodesk*	10,612	3,011,686
Cloudflare, Cl A*	36,900	3,236,499
Cognex	65,596	2,638,927
Crowdstrike Holdings, Cl A*	10,420	3,093,385
CyberArk Software*	7,214	1,994,815
Datadog, Cl A*	23,950	3,004,288
Elastic*	27,666	2,219,643
Fair Isaac*	929	1,851,599
HubSpot*	4,749	2,634,698
International Business Machines	10,856	2,244,152
Intuit	2,717	1,658,185
Lam Research	33,760	2,510,056
Microsoft	7,431	3,019,587
MongoDB, Cl A*	7,836	2,118,854

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

October 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
United States — continued
Information Technology — continued
Nutanix, Cl A*	34,280	$2,128,788
NVIDIA	29,031	3,854,156
Palo Alto Networks*	8,712	3,139,195
Pure Storage, Cl A*	58,102	2,908,005
QUALCOMM	15,286	2,488,102
Rapid7*	68,708	2,777,177
Samsara, Cl A*	62,393	2,981,762
ServiceNow*	2,388	2,227,980
Snowflake, Cl A*	21,724	2,494,350
Teradyne	16,960	1,801,322
Varonis Systems, Cl B*	37,376	1,882,629
		77,668,944

Materials — 1.4%
Ginkgo Bioworks Holdings*	252,257	1,922,198

Real Estate — 1.3%
CoStar Group*	23,898	1,739,536
		108,089,080

Total Common Stock
(Cost $124,762,316)		136,304,549

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 4.77%(A)	136,981	136,981

Total Short-Term Investment
(Cost $136,981)		136,981

Total Investments — 100.1%
(Cost $124,899,297)		$136,441,530

Percentages are based on Net Assets of $136,370,029.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      The rate shown is the 7-day effective yield as of October 31, 2024.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2024, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Assets and Liabilities

October 31, 2024 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Assets:
Investments, at Cost	$63,826,950	$1,084,988,490	$124,899,297
Foreign Currency, at Cost	—	350,492	—
Investments, at Fair Value *	$53,386,409	$1,122,916,690	$136,441,530
Foreign Currency, at Value	—	350,505	—
Reclaims Receivable	57,903	2,207,569	3,363
Receivable for Investment Securities Sold	22,557	446,125	—
Dividends Receivable	20,975	1,804,496	5,443
Total Assets	53,487,844	1,127,725,385	136,450,336

Liabilities:
Advisory Fees Payable	32,237	900,314	80,307
Payable to Custodian – Overdraft	16,287	578,639	—
Payable Upon Return on Securities Loaned	—	49,841,557	—
Total Liabilities	48,524	51,320,510	80,307

Net Assets	$53,439,320	$1,076,404,875	$136,370,029

Net Assets Consist of:
Paid-in Capital	$151,703,698	$1,360,028,385	$123,822,557
Total Distributable Earnings (Accumulated Losses)	(98,264,378)	(283,623,510)	12,547,472
Net Assets	$53,439,320	$1,076,404,875	$136,370,029

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	1,900,001	19,400,000	2,975,000
Net Asset Value, Offering and Redemption Price Per Share	$28.13	$55.48	$45.84
* Includes Value of Securities on Loan	$—	$55,504,412	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Operations

For the Six Months Ended October 31, 2024 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Investment Income:
Dividend Income	$145,375	$7,773,764	$366,107
Income from Securities Lending	—	140,485	—
Less: Foreign Taxes Withheld	(39,842)	(860,750)	(24,458)
Total Investment Income	105,533	7,053,499	341,649

Expenses:
Advisory Fees	233,366	5,633,631	544,410
Total Expenses	233,366	5,633,631	544,410

Less:
Waiver of Advisory Fees (Note 3)	(34,936)	—	(50,791)
Net Expenses	198,430	5,633,631	493,619
Net Investment Income (Loss)	(92,897)	1,419,868	(151,970)

Net Realized Gain (Loss) on:
Investments(1)	(4,201,649)	44,404,203	13,797,322
Foreign Currency Transactions	1,173	(259,238)	10,177
Net Realized Gain (Loss)	(4,200,476)	44,144,965	13,807,499

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,676,578	(32,570,749)	(1,126,549)
Foreign Currency Translations	2,642	23,579	51
Net Unrealized Appreciation (Depreciation)	8,679,220	(32,547,170)	(1,126,498)
Net Realized and Unrealized Gain (Loss)	4,478,744	11,597,795	12,681,001
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,385,847	$13,017,663	$12,529,031

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF
	For the Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations:
Net Investment Income (Loss)	$(92,897)	$(147,721)
Net Realized Gain (Loss)(1)	(4,200,476)	(23,285,836)
Net Change in Unrealized Appreciation (Depreciation)	8,679,220	11,050,672
Net Increase (Decrease) in Net Assets Resulting from Operations	4,385,847	(12,382,885)

Capital Share Transactions:
Redeemed	(10,646,424)	(26,217,033)
Increase (Decrease) in Net Assets from Capital Share Transactions	(10,646,424)	(26,217,033)
Total Increase (Decrease) in Net Assets	(6,260,577)	(38,599,918)

Net Assets:
Beginning of Year/Period	59,699,897	98,299,815
End of Year/Period	$53,439,320	$59,699,897

Share Transactions:
Redeemed	(375,000)	(975,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(375,000)	(975,000)

(1)   Includes net realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Robotics and Automation Index ETF
	For the Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations:
Net Investment Income (Loss)	$1,419,868	$1,059,044
Net Realized Gain (Loss)(1)	44,144,965	(7,239,047)
Net Change in Unrealized Appreciation (Depreciation)	(32,547,170)	43,850,201
Net Increase (Decrease) in Net Assets Resulting from Operations	13,017,663	37,670,198

Distributions:	—	(684,846)

Capital Share Transactions:
Issued	3,941,674	112,374,880
Redeemed	(186,532,147)	(241,682,762)
Increase (Decrease) in Net Assets from Capital Share Transactions	(182,590,473)	(129,307,882)
Total Increase (Decrease) in Net Assets	(169,572,810)	(92,322,530)

Net Assets:
Beginning of Year/Period	1,245,977,685	1,338,300,215
End of Year/Period	$1,076,404,875	$1,245,977,685

Share Transactions:
Issued	75,000	2,000,000
Redeemed	(3,375,000)	(4,425,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,300,000)	(2,425,000)

(1)   Includes net realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Artificial Intelligence ETF
	For the Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations:
Net Investment Income (Loss)	$(151,970)	$(171,327)
Net Realized Gain (Loss)(1)	13,807,499	5,052,040
Net Change in Unrealized Appreciation (Depreciation)	(1,126,498)	16,796,553
Net Increase (Decrease) in Net Assets Resulting from Operations	12,529,031	21,677,266

Capital Share Transactions:
Issued	14,744,059	155,540,574
Redeemed	(64,430,668)	(28,705,175)
Increase (Decrease) in Net Assets from Capital Share Transactions	(49,686,609)	126,835,399
Total Increase (Decrease) in Net Assets	(37,157,578)	148,512,665

Net Assets:
Beginning of Year/Period	173,527,607	25,014,942
End of Year/Period	$136,370,029	$173,527,607

Share Transactions:
Issued	325,000	4,025,000
Redeemed	(1,500,000)	(700,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,175,000)	3,325,000

(1)   Includes net realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	For the Six Months Ended October 31, 2024 (Unaudited)		Years Ended April 30,				Period Ended April 30, 2020†
			2024	2023	2022	2021
Net Asset Value, beginning of year/period	$26.24		$30.25	$30.91	$46.39	$27.49	$24.29
Investment Activities
Net investment income (loss)*	(0.05)		(0.05)	(0.11)	(0.18)	(0.15)	(0.07)
Net realized and unrealized gain (loss)	1.94		(3.96)	(0.55)	(15.28)	19.05	3.27
Total from investment activities	1.89		(4.01)	(0.66)	(15.46)	18.90	3.20
Distributions to shareholders from:
Net realized capital gains	—		—	—	(0.02)	—	—
Total distributions	—		—	—	(0.02)	—	—
Net Asset Value, end of year/period	$28.13		$26.24	$30.25	$30.91	$46.39	$27.49
Net Asset Value, Total Return (%)(1)	7.20		(13.26)	(2.14)	(33.33)	68.75	13.17
Ratios to Average Net Assets
Expenses (%)	0.68	(2)	0.68	0.68	0.68	0.68	0.68	(2)
Expenses excluding waivers (%)	0.80	(2)	0.80	0.80	0.80	0.80	0.80	(2)
Net investment income (loss) (%)	(0.32	)(2)	(0.20)	(0.36)	(0.42)	(0.36)	(0.32	)(2)
Supplemental Data
Net Assets end of year/period (000)	$53,439		$59,700	$98,300	$129,833	$218,013	$13,747
Portfolio turnover rate (%)(3)	19		39	39	38	28	20

*    Per share data calculated using average shares method.

†    Commenced operations on June 24, 2019.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)   Annualized.

(3)   Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	For the Six Months Ended October 31, 2024 (Unaudited)		Years Ended April 30,
			2024	2023	2022	2021	2020
Net Asset Value, beginning of year/period	$54.89		$53.27	$50.73	$64.61	$38.95	$41.55
Investment Activities
Net investment income (loss)*	0.07		0.04	0.03	(0.09)	0.10	0.09
Net realized and unrealized gain (loss)	0.52		1.61	2.51	(13.67)	25.68	(2.53)
Total from investment activities	0.59		1.65	2.54	(13.76)	25.78	(2.44)
Distributions to shareholders from:
Net investment income	—		(0.03)	—	(0.12)	(0.12)	(0.16)
Total distributions	—		(0.03)	—	(0.12)	(0.12)	(0.16)
Net Asset Value, end of year/period	$55.48		$54.89	$53.27	$50.73	$64.61	$38.95
Net Asset Value, Total Return (%)(1)	1.07		3.09	5.01	(21.35)	66.21	(5.91)
Ratios to Average Net Assets
Expenses (%)	0.95	(2)	0.95	0.95	0.95	0.95	0.95
Net investment income (loss) (%)	0.24	(2)	0.08	0.06	(0.14)	0.19	0.22
Supplemental Data
Net Assets end of year/period (000)	$1,076,405		$1,245,978	$1,338,300	$1,390,114	$1,886,545	$1,063,451
Portfolio turnover rate (%)(3)	16		26	24	26	29	25

*     Per share data calculated using average shares method.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)   Annualized.

(3)   Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Year/Period

	For the Six Months Ended October 31, 2024 (Unaudited)		Years Ended April 30,			Period Ended April 30, 2021†
			2024	2023	2022
Net Asset Value, beginning of year/period	$41.81		$30.32	$30.90	$41.42	$25.02
Investment Activities
Net investment income (loss)*	(0.05)		(0.07)	(0.05)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	4.08		11.56	(0.53)	(10.46)	16.56
Total from investment activities	4.03		11.49	(0.58)	(10.52)	16.40
Net Asset Value, end of year/period	$45.84		$41.81	$30.32	$30.90	$41.42
Net Asset Value, Total Return (%)(1)	9.64		37.90	(1.88)	(25.40)	65.55
Ratios to Average Net Assets
Expenses (%)	0.68	(2)	0.68	0.68	0.68	0.68	(2)
Expenses excluding waivers (%)	0.75	(2)	0.75	0.75	0.75	0.75	(2)
Net investment income (loss) (%)	(0.21	)(2)	(0.17)	(0.18)	(0.15)	(0.42	)(2)
Supplemental Data
Net Assets end of year/period (000)	$136,370		$173,528	$25,015	$29,353	$37,281
Portfolio turnover rate (%)(3)	21		29	37	30	30

*    Per share data calculated using average shares method.

†    Commenced operations on May 8, 2020.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)   Annualized.

(3)   Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to Financial Statements

October 31, 2024 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Healthcare Technology and Innovation ETF, the ROBO Global® Robotics and Automation Index ETF, and the ROBO Global® Artificial Intelligence ETF (each a “Fund”, and together the “Funds”). The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Artificial Intelligence ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for each Fund. Each Fund is classified as “diversified” under the 1940 Act, except for ROBO Global® Artificial Intelligence ETF which is classified as “non-diversified” (see “Non-Diversification Risk” under Note 6). The ROBO Global® Healthcare Technology and Innovation ETF commenced operations on June 24, 2019, the ROBO Global® Robotics & Automation Index ETF commenced operations on October 21, 2013 and the ROBO Global® Artificial Intelligence ETF commenced operations on May 8, 2020.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

ROBO Global®

Notes to Financial Statements

October 31, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

ROBO Global®

Notes to Financial Statements

October 31, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended October 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of October 31, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Funds’ policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from

ROBO Global®

Notes to Financial Statements

October 31, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the

ROBO Global®

Notes to Financial Statements

October 31, 2024 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)
ROBO Global® Artificial Intelligence ETF	0.75	%(3)

(1) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.12% of average daily net assets through at least August 31, 2025, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion.

(3) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through at least August 31, 2025. This arrangement may be terminated only by the Trust’s Board of Trustees. The fees waived are non-recoupable.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Funds’ unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. For the services it provides to the Funds, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

VettaFi LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser, and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

ROBO Global®

Notes to Financial Statements

October 31, 2024 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The sponsor does not make any investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended October 31, 2024, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser of the Funds’ pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended October 31, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation ETF	$10,642,367	$10,865,031
ROBO Global® Robotics and Automation Index ETF	193,503,737	218,265,809
ROBO Global® Artificial Intelligence ETF	30,686,921	33,310,415

For the six months ended October 31, 2024, there were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the six months ended October 31, 2024, the in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
ROBO Global® Healthcare Technology and Innovation ETF	$—	$10,412,490	$1,310,147
ROBO Global® Robotics and Automation Index ETF	3,361,736	161,799,255	42,230,782
ROBO Global® Artificial Intelligence ETF	13,946,237	60,594,390	13,720,179

ROBO Global®

Notes to Financial Statements

October 31, 2024 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended April 30, 2024 and April 30, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
ROBO Global® Healthcare Technology and Innovation ETF
2024	$—	$—	$—
2023	—	—	—

ROBO Global® Robotics and Automation Index ETF
2024	$684,846	$—	$684,846
2023	—	—	—

ROBO Global® Artificial Intelligence ETF
2024	$—	$—	$—
2023	—	—	—

As of April 30, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Undistributed Ordinary Income	$—	$5,665,464	$—
Post-October Losses	(8,297,874)	(45,073,677)	(1,247,824)
Capital Loss Carryforwards	(72,092,753)	(291,398,601)	(8,659,197)
Deferred Late-Year Losses	(61,934)	—	(93,347)
Unrealized Appreciation (Depreciation)	(22,197,668)	34,165,647	10,018,810
Other Temporary Differences	4	(6)	(1)
Total Distributable Earnings (Accumulated Losses)	$(102,650,225)	$(296,641,173)	$18,441

The Funds may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2023 through April 30, 2024, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2024, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
ROBO Global® Healthcare Technology and Innovation ETF	$24,291,412	$47,801,341	$72,092,753
ROBO Global® Robotics and Automation Index ETF	83,383,300	208,015,301	291,398,601
ROBO Global® Artificial Intelligence ETF	2,129,346	6,529,851	8,659,197

ROBO Global®

Notes to Financial Statements

October 31, 2024 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at October 31, 2024, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ROBO Global® Healthcare Technology and Innovation ETF	$63,826,950	$5,987,980	$(16,428,521)	$(10,440,541)
ROBO Global® Robotics and Automation Index ETF	1,084,988,490	209,497,514	(171,569,314)	37,928,200
ROBO Global® Artificial Intelligence ETF	124,899,297	19,260,241	(7,718,008)	11,542,233

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk: To the extent each Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because each Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which each Fund invests depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Geographic Investment Risk: To the extent each Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased

ROBO Global®

Notes to Financial Statements

October 31, 2024 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: (ROBO Global® Artificial Intelligence ETF only) The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Industrials Sector Risk: (ROBO Global® Robotics and Automation Index ETF only) Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk: (ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF only) The Fund is subject to the risk that market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

ROBO Global®

Notes to Financial Statements

October 31, 2024 (Unaudited) (Continued)

7. SECURITIES LENDING

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Securities pledged as collateral for repurchase agreements are held by the Lending Agent and are designated as being held on the Funds’ behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in short-term investments and/or repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedules of Investments, if any.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2024:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
ROBO Global® Robotics and Automation Index ETF	$55,504,412	$49,841,557	$5,662,855	$—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

ROBO Global®

Notes to Financial Statements

October 31, 2024 (Unaudited) (Concluded)

7. SECURITIES LENDING (concluded)

The value of loaned securities and related collateral outstanding at October 31, 2024 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2023, the cash collateral was invested in a Short-Term Investment (Dreyfus Institutional Preferred Government Plus Money Market Fund) and the non-cash collateral consisted of Government Securities (U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds) with the following maturities:

Remaining Contractual Maturity of the Agreements, as of October 31, 2024

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Short-Term Investment	$49,841,557	$—	$—	$—	$49,841,557
U.S. Government Securities	—	7,387	145,639	10,302,432	10,455,458
Total	$49,841,557	$7,387	$145,639	$10,302,432	$60,297,015

8. OTHER

At October 31, 2024, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. However, the Federal Reserve had recently lowered interest rates and may continue to do so. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. NEW ACCOUNTING PRONOUNCEMENT

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

ROBO Global®

Board Consideration of Approval of Advisory Agreement
(Form N-CSRS Item 11)

(Unaudited)

At a meeting held on September 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the ROBO Global® Robotics and Automation Index ETF (“ROBO”), ROBO Global® Healthcare Technology and Innovation ETF (“HTEC”), and ROBO Global® Artificial Intelligence ETF (“THNQ”) (each, a “Fund” and collectively, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Funds to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to each Fund, including any fall-out benefits to ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Funds, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Funds.

The Board considered that responsibilities with respect to the Funds’ portfolios include developing, implementing, and maintaining the Fund’s investment program; implementing changes to a Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; and executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis. The Board considered that beyond portfolio management, ETC, including through its affiliates, also maintains responsibilities for overseeing compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; the provision of various administrative services to the Fund and oversight of third-party administrators, quarterly reporting to the Board; negotiating licensing agreements with index providers and overseeing the relationship between the Fund and the index provider; and implementing Board directives as they relate to the Fund. The Board considered that those services also include arranging for and providing oversight of transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and

ROBO Global®

Board Consideration of Approval of Advisory Agreement
(Form N-CSRS Item 11)

(Unaudited) (Continued)

equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board noted that it has reviewed ETC’s responses to a detailed series of questions, which included a description of ETC’s consolidated operations, services, personnel, compliance program, risk management program, and financial condition, and an overview of the material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has procedures that are reasonably designed to comply with the federal securities laws. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. The Board also noted no material changes to ETC’s staffing, management, or overall condition over the past year. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Performance. The Board reviewed each Fund’s performance in light of its stated investment objective, noting that each Fund is passively managed and each Funds’ objective was to provide investment results that correspond to the total return performance of its index. The Board was provided reports regarding each Fund’s past performance, including a report comparing each Fund’s performance to the performance of its underlying index for various time periods ended June 30, 2024, and the Board found that each Fund generally performed in line with its index over the relevant period. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error, such as each Fund’s unitary fee.

The Board noted that ROBO’s performance was generally in line with that of its underlying index and tracking error was primary attributable to the Fund’s fees. The Board noted that HTEC’s performance was generally in line with that of its underlying index and tracking error was primary attributable to the Fund’s fees. The Board noted that THNQ’s performance was generally in line with that of its underlying index and tracking error was primary attributable to the Fund’s fees. The Board further noted that it received regular reports regarding each Fund’s performance, including tracking error, at its quarterly meetings throughout the year.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement. The Board reviewed reports prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information. The Board noted that ROBO’s advisory fee was the highest among the peer ETFs, although less than the net total expenses of certain mutual funds included in the report, and higher than the median of the whole peer group. The Board noted that THNQ’s advisory fee was the second highest among the peer ETFs but approximate to the median of the whole peer group. The Board noted that HTEC’s advisory fee was the second highest among the peer ETFs and within the range of the median of the whole peer group. The Board also considered that ETC had implemented a contractual fee waiver for HTEC equal to 0.12% of its average daily net assets and a contractual fee waiver for THNQ equal to 0.07% of its average daily net assets.

The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and

ROBO Global®

Board Consideration of Approval of Advisory Agreement
(Form N-CSRS Item 11)

(Unaudited) (Concluded)

resources and that, while the Funds’ index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with each Fund, and reviewed profitability information from ETC with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered the extent to which economies of scale have been realized as each Fund’s assets have grown and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. The Board noted that ROBO’s investment advisory fee includes breakpoints, which allows for economies of scale to be shared through reductions in the advisory fee as Fund assets grow. The Board also concluded that no significant economies of scale have been realized with respect to HTEC and THNQ and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        855-456-ROBO (7626)

•        https://roboglobaletfs.com/investor-materials

ROB-SA-001-1200

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees expensed $9,092 to each Fund in the Trust for the period covered by the report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: December 31, 2024	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: December 31, 2024	Principal Executive Officer

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke,
Date: December 31, 2024	Principal Financial Officer